Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SIMT MULTI-ASSET ACCUMULATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return, including capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will seek to generate total return over time by selecting investments from among a broad range of asset classes based upon SEI Investments Management Corporation's (SIMC) or the sub-adviser's (each, a Sub-Adviser and collectively, the Sub-Advisers) expectations of risk and return. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund may obtain its exposures to the asset classes by investing directly in securities and other investments or indirectly through the use of other pooled investment vehicles and derivative instruments.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio.

The Fund may allocate all or a portion of its assets using a "risk parity" approach that seeks to balance risk across all capital market exposures, which may result in asset classes with lower perceived risk having a greater notional allocation within the Fund's portfolio than asset classes with higher perceived risk. Notional allocation refers to the Fund's use of one or more derivative contracts to attempt to obtain exposure to a potential gain or loss on the market value of the instruments underlying the Fund's derivative contracts (e.g., a security, currency or commodity (or a basket or index)). The market value of such underlying instruments generally exceeds the amount of cash or assets required to establish or maintain the derivative contracts. In addition, the Fund may further adjust asset allocations and capital market exposures based on realized and expected measures of volatility with the goal of managing the Fund's volatility. This may result in the Fund increasing capital market exposures during periods of perceived falling risk and decreasing capital market exposures during periods of perceived rising risk.

The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries.

The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund's fixed income investments may include asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, exchange traded notes (ETNs), money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of either supranational entities issued or guaranteed by certain banks and entities organized to restructure the outstanding debt of such issuers. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and Treasury Inflation Protected Securities (TIPS) and other inflation-linked debt securities of both U.S. and non-U.S. governments and corporations. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions.

The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and exchange-traded funds (ETFs) to obtain the Fund's desired exposure to an asset class. The Fund may also invest in real estate investment trusts (REITs) and securities issued by U.S. and non-U.S. real estate companies.

A portion of the Fund's assets may also be invested in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity securities of issuers in commodity-related industries.

The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

The Fund, either directly or through its investment in the Subsidiary, may also purchase or sell futures contracts, options, forward contracts and swaps to obtain the Fund's desired exposure to an asset class or for return enhancement or hedging purposes. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. Due to the Fund's structure and level of turnover, derivative instruments may be an efficient method of obtaining exposure to various types of markets. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. Securities index swaps may be used to obtain exposure to different U.S. and foreign equity markets. Futures and swaps on futures may be used to gain exposure to U.S. and foreign sovereign bond markets, equity markets and commodities markets. The Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser(s) may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser(s) may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser(s) may buy and sell currencies for hedging or for speculative purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The success of the Fund's investment strategy depends both on SIMC's selection of the Sub-Adviser(s) and allocation of assets to such Sub-Adviser(s). The Sub-Adviser(s) may be incorrect in assessing market trends or the value or growth capability of particular securities or asset classes. In addition, the methodology by which SIMC allocates the Fund's assets to the Sub-Adviser(s) may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds.

The Sub-Adviser(s) and any underlying funds in which it invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to achieve those investment strategies. The principal risks of using such investment strategies and making investments in such asset classes, securities and other investments are set forth below. Because an underlying fund's use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund's use of such strategy or investment in such asset class, security or other investment, the term "the Fund" in the paragraphs below collectively refers to both the Fund and each underlying fund.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as "high yield bonds," but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to its active positions in currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in U.S. or abroad.

Depositary Receipts Risk — Depositary receipts, such as American depositary receipts (ADRs), are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Derivatives Risk — The Fund's use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Duration Risk — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Notes (ETNs) Risk — The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Income Risk — The possibility that the Fund's yield will decline due to falling interest rates.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direst ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs are subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund's taxable income or gains and distributions.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance from year to year for the past calendar year and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund's performance from year to year for the past calendar year and by showing how the Fund's average annual returns for 1 year and since the Fund's inception, compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 Blended Benchmark, which consists of the MSCI World Index (Net) (Hedged) (USD) (60%) and the Barclays Global Aggregate Index, Hedged (USD) (40%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4.65% (03/31/13) Worst Quarter: -8.42% (06/30/13)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.42%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 Blended Benchmark, which consists of the MSCI World Index (Net) (Hedged) (USD) (60%) and the Barclays Global Aggregate Index, Hedged (USD) (40%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MSCI World Index (Net) (Hedged) (USD) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Net) (Hedged) (USD) Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	20.34%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.87%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Class A
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.75%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.62%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,680
Annual Return 2013	rr_AnnualReturn2013	1.20%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 09, 2012
Management Fees of the Fund	ck0000804239_Component1ManagementFeesOverAssets	0.0075
Management Fees of the Subsidiary	ck0000804239_Component2ManagementFeesOverAssets	0.0000
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.35%

[1]	Index returns are shown from April 30, 2012.
[2]	The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.